Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

Cost	Laboratory and Manufacturing Equipment $000s	Furniture and Fixtures $000s	Computer Equipment and Software $000s	Leasehold Improvements $000s	Construction in process $000s	Total $000s
Balance as of January 1, 2020	7,385	1,452	1,508	17,656	646	28,647
Additions, net of transfers	1,536	—	51	399	3,347	5,332
Disposals	(642)	—	(40)	—	—	(682)
Reclassifications	141	—	—	—	(141)	—
Balance as of December 31, 2020	8,420	1,452	1,519	18,054	3,852	33,297
Additions, net of transfers	1,424	—	92	183	6,723	8,422
Disposals	(323)	—	(282)	—	—	(605)
Reclassifications	2,211	—	—	248	(2,459)	—
Balance as of December 31, 2021	11,733	1,452	1,329	18,485	8,116	41,115

Disclosure of accumulated depreciation and impairment loss

Accumulated depreciation and impairment loss	Laboratory and Manufacturing Equipment $000s	Furniture and Fixtures $000s	Computer Equipment and Software $000s	Leasehold Improvements $000s	Construction in process $000s	Total $000s
Balance as of January 1, 2020	(2,968)	(239)	(1,030)	(2,955)	—	(7,192)
Depreciation	(1,572)	(215)	(297)	(1,860)	—	(3,944)
Disposals	576	—	40	—	—	616
Balance as of December 31, 2020	(3,965)	(454)	(1,287)	(4,815)	—	(10,520)
Depreciation	(1,973)	(208)	(174)	(1,991)	—	(4,346)
Disposals	251	—	271	—	—	522
Balance as of December 31, 2021	(5,686)	(663)	(1,190)	(6,806)	—	(14,344)

Disclosure of Property & Equipment, net

Property and Equipment, net	Laboratory and Manufacturing Equipment $000s	Furniture and Fixtures $000s	Computer Equipment and Software $000s	Leasehold Improvements $000s	Construction in process $000s	Total $000s
Balance as of December 31, 2020	4,456	998	232	13,239	3,852	22,777
Balance as of December 31, 2021	6,047	790	139	11,679	8,116	26,771